13. STOCK-BASED COMPENSATION (Details 4) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥) ¥ / shares shares
Number of Shares
Unvested on January 1, 2018 | shares	1,260,630
Granted | shares	10,000
Forfeited | shares	(275,979)
Vested | shares	(402,719)
Unvested on December 31, 2018 | shares	591,932
Weighted Average Fair Value
Unvested on January 1, 2018	¥ 3.65
Granted	7.51
Forfeited	4.53
Vested	5.52
Unvested on December 31, 2018	¥ 4.87
Restricted Stock Units
Number of Shares
Unvested on January 1, 2018 | shares	8,000
Granted | shares	0
Forfeited | shares	0
Vested | shares	2,000
Unvested on December 31, 2018 | shares	6,000
Weighted Average Fair Value
Unvested on January 1, 2018	¥ 17.00
Granted	0.00
Forfeited	0.00
Vested	17.00
Unvested on December 31, 2018	¥ 17.00
Aggregate Intrinsic Value
Unvested on January 1, 2018 | ¥	¥ 136
Granted	¥ 0
Forfeited	0
Vested	¥ 34
Unvested on December 31, 2018 | ¥	¥ 102